Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 20, 2022	Nov. 20, 2020
Debt Instrument [Line Items]
Depreciation	$ 122,000	$ 124,000	$ 501,000	$ 299,000
Vendor deposits to property and equipment			247,000
Loans Payable [Member]
Debt Instrument [Line Items]
Face amount			$ 49,000	$ 40,000	$ 49,000	$ 40,000